Intangible assets, net (Tables)	12 Months Ended
Mar. 31, 2016
Intangible assets, net
Schedule of components of intangible assets, net

	March 31,
	2015	2016	2016
	RMB	RMB	US$

Cord blood bank operating rights	138,628	138,628	21,499
Less: Accumulated depreciation	(22,700)	(27,321)	(4,237)

Total intangible assets, net	115,928	111,307	17,262

Schedule of estimated amortization expenses

	March 31, 2016
	RMB	US$
Fiscal years ending March 31,
2017	4,621	717
2018	4,621	717
2019	4,621	717
2020	4,621	717
2021	4,621	717
2022 and thereafter	88,202	13,677

Total amortization expenses	111,307	17,262